Lease - Schedule of Future Lease Payments Excluding Short Term Leases (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Future Lease Payments Excluding Short Term Leases [Abstract]
Within 1 year	RM 37,128	$ 9,154	RM 37,128
Between 1 and 2 years	37,128	9,154	37,128
Between 2 and 3 years	37,128	9,154	37,128
Between 3 and 4 years	18,577	4,580	37,128
Between 4 and 5 years			18,524
Total future lease payment	129,961	32,042	167,036
Less: Imputed interest	(12,632)	(3,114)	(20,774)
Present value of operating lease liabilities	117,329	28,927	146,262
Less: Current portion	(28,986)	(7,643)	(28,986)
Non-current portion of lease liabilities	RM 117,276	$ 21,284	RM 117,276